Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2008
Computer and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
useful lives	3 years
Furniture and fittings [Member]
Schedule of Estimated Useful Lives [Line Items]
useful lives	3 years
Fire system [Member]
Schedule of Estimated Useful Lives [Line Items]
useful lives	5 years
Motor vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
useful lives	5 years
Renovation [Member]
Schedule of Estimated Useful Lives [Line Items]
lease terms	shorter of expected lives of office renovation and lease terms